ALLIANZ AlterityTM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life Variable Account B and Allianz Life Insurance Company of North America (Allianz Life, we, us, our)

Updating Summary Prospectus
THE CONTRACT IS NO LONGER OFFERED FOR SALE TO NEW INVESTORS.
We continue to administer the in force Contracts. We only accept additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey. However, we do not accept additional Purchase Payments
(regardless of state of issue) if you have an Inherited IRA or 403(b) Contract.

This Summary Prospectus summarizes key features of an individual flexible purchase payment variable deferred annuity contract (Contract). The Contract is a complex investment and involves risks. You may lose money, including your principal investment and previously credited earnings.
The Statutory Prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find this Statutory Prospectus and other information about the Contract online at https://www.allianzlife.com/what-we-offer/annuities/prospectuses. You can also obtain this information at no cost by calling (800) 624-0197 or by sending an email request to prospectus.request@allianzlife.com.
This prospectus describes three different versions of the Contract. The “Original Contract” first became available on February 1, 2000 and was replaced in most states by the “May 2003 Contract” beginning on May 5, 2003. The May 2003 Contract was subsequently replaced by the “May 2006 Contract,” which first became available on May 1, 2006. We stopped offering all versions of the Contract on June 30, 2010. These Contract versions were offered with different optional benefits, have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
This Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties.
All obligations and guarantees under the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength.
The Securities & Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at https://www.investor.gov.
Dated: May 1, 2026

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

Appendix A – Investment Choices Available Under the Contract	10
Investment Options	10
Fixed Options	13

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
NOTE: Cross references in this Updating Summary Prospectus are to the sections of the Statutory Prospectus where you can find more detailed information.
The following is a list of common abbreviations used in this prospectus.
AIA = Annual Increase Amount CV Plus = Contract Value Plus GMDB = Guaranteed Minimum Death Benefit GMIB = Guaranteed Minimum Income Benefit	GPWB = Guaranteed Partial Withdrawal Benefit MAV = Maximum Anniversary Value PRIME = Protected Retirement Income Made Easy
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
AIA (Annual Increase Amount) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Enhanced GMDB version 1 and version 2.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
CV Plus (Contract Value Plus) – a calculation used in determining the guaranteed death benefit value for the Original and Second Earnings Protection GMDBs.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Financial Professional – the person who advises you regarding the Contract.
Fixed Account – a Fixed Option available with Original Contracts in most states.
Fixed Options – the general account Investment Choices available under the Contract. Original Contracts offer the Fixed Account. May 2003 Contracts and May 2006 Contracts offer the DCA Fixed Option. Money held in these Fixed Options receive fixed interest guaranteed by us.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Fund(s) – the underlying fund in which an Investment Option invests.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of three GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). The Original Contract automatically included the Traditional GMIB for no additional charge, or you could instead select the Enhanced GMIB for an additional M&E charge. The May 2003 Contract has a GMIB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GMIB included in the PRIME Plus Benefit.
GMIB Payments – fixed Annuity Payments we make under a GMIB based on the guaranteed value for Original Contracts, or the PB Value for May 2003 Contracts and May 2006 Contracts with a PRIME Benefit.

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

GPWB (Guaranteed Partial Withdrawal Benefit) – a benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. The May 2003 Contract has a GPWB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GPWB included in the PRIME Plus Benefit.
GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates. The earliest available Income Date is two years after the Issue Date, and the latest possible Income Date can occur as late as age 100.
Investment Choices – the Investment Options and any Fixed Options available under the Contract for Purchase Payments or transfers.
Investment Options – the subaccounts of the Separate Account and the variable investment options available under the Contract. Each Investment Option invests exclusively in the shares of its corresponding underlying Fund.
MAV (Maximum Anniversary Value) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Enhanced GMDB version 1 and version 2.
May 2003 Contract – this Contract first became available on May 5, 2003 and was replaced by the May 2006 Contract.
May 2006 Contract – the Contract described in the body of this prospectus that first became available on May 1, 2006.
Non-Qualified Contract – a Contract that is not a Qualified Contract.
Original Contract – this Contract first became available on February 1, 2000 and was replaced in most states by the May 2003 Contract.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
PRIME (Protected Retirement Income Made Easy) Benefits – a benefit package that includes a GMIB and GPWB and carries an additional M&E charge. The May 2003 Contracts offered a choice of the Traditional PRIME Benefit or the Enhanced PRIME Benefit. The May 2006 Contracts offered the PRIME Plus Benefit.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract that qualifies for special tax treatment under sections of the Internal Revenue Code (Code).
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Statutory Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no material changes to your Contract’s features since the date of your most recent Statutory Prospectus.

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract is subject to withdrawal charges that differ depending on the Contract version you have (Original Contract, May 2003 Contract, or May 2006 Contract).

• Original Contract. If you withdraw money from the Contract within 5 Contract Years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 7% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• May 2003 Contract, or May 2006 Contract. If you withdraw money from the Contract within 6 Contract Years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 7% of the Purchase Payment withdrawn, declining to 0% over that time period.

For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $7,000. The potential for loss on an early withdrawal could be greater due to taxes or tax penalties.
				Fee Tables 6. Expenses – Withdrawal Charge
Are There Transaction Charges?
Yes, in addition to withdrawal charges you may also be charged for other Contract transactions.

• We will charge you a fee of $25 per transfer after you exceed 12 transfers between
Investment Options (the variable investments available to you) in a Contract Year.
• For Original Contracts and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2 or 4, and then take a withdrawal (“liquidation”), you may be assessed a commutation fee of up to 5% of the amount liquidated. For example, if you requested a liquidation of $1,000, you could pay a commutation fee of up to $50 and would receive $950.
• For Original Contracts and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Option 6 and then take a liquidation within 6 years of your last Purchase Payment, you may be assessed a commutation fee of up to 7% of the amount liquidated. For example, if you requested a liquidation of
$1,000, you could pay a commutation fee of up to $70 and would receive $930.
				Fee Tables 6. Expenses – Transfer Fee, and Commutation Fee and Withdrawal Charge for Liquidations During the Annuity Phase
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any adviser fees paid to an investment adviser from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				Fee Tables 6. Expenses Appendix A – Investment Choices Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract version)	1.42%	1.52%
	Investment Options(2) (Fund fees and expenses)	0.25%	1.13%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	0.30%(3)	0.70%(4)
	(1) As a percentage of each Investment Option’s average net assets, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of a Fund’s average daily net assets.
	(3) As a percentage of each Investment Option’s average net assets. This is the lowest current charge for an optional benefit (the Earnings Protection GMDB version 1 or Traditional PRIME Benefit).
	(4) As a percentage of each Investment Option’s average net assets. This is the highest current charge for an optional benefit (Enhanced PRIME Benefit or PRIME Plus Benefit).

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

	FEES, EXPENSES, AND ADJUSTMENTS		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,587	Highest Annual Cost $3,422

Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
versions and Fund fees and expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Contract
versions, optional benefits, and Fund
fees and expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No adviser fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in the Contract, including loss of principal.		Principal Risks of Investing In the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• If you take a full or partial withdrawal within five Contract Years after we receive a
Purchase Payment if you have an Original Contract, or within six Contract Years if you have a May 2003 Contract or May 2006 Contract, withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals under any Contract may reduce or end Contract guarantees.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• Considering the benefits of tax deferral, long-term income, and living benefit guarantees the Contract is generally more beneficial to investors with a long investment time horizon.
Principal Risks of Investing In the Contract 5. Valuing Your Contract 6. Expenses
What Are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the
Contract.
• Each Investment Option has its own unique risks.
• You should review each Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
Principal Risks of Investing In the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength. More information about Allianz Life, including our financial strength ratings, is available upon request by visiting
https://www.allianzlife.com/about/financial-ratings, or contacting us at (800) 624-0197.
Principal Risks of Investing In the Contract

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

	RESTRICTIONS	Prospectus Location
Are There Restrictions on the Investment Options?
Yes, there are limits on the Investment Options.
• We currently allow you to invest in no more than 15 Investment Options at any one time.
We may change this maximum in the future, but it will not be less than 5 Investment
Options.
• Original Contracts offer the Fixed Account as an Investment Choice in most states. May
2003 Contracts and May 2006 Contracts offer the DCA Fixed Option as an Investment
Choice. Money held in these Fixed Options receive fixed interest guaranteed by us. The
Fixed Account interest rate may change annually.
• The first 12 transfers between Investment Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the
Investment Options are also subject to policies designed to deter excessively frequent transfers and market timing. The minimum transfer is $1,000 (or $500 for Contracts issued in New Jersey), or the entire Investment Choice amount if less. These transfer restrictions do not apply to the Contract's automatic transfer programs.
• We reserve the right to remove or substitute the Fund in which an Investment Option invests.
• We no longer accept additional Purchase Payments during the Accumulation Phase before GPWB Payments begin unless the Contract was issued in Connecticut, Florida, or
New Jersey. However, for Contracts issued in Connecticut, Florida, or New Jersey, we do not accept additional Purchase Payments if you have an Inherited IRA or 403(b) Contract.
• We also do not accept additional Purchase Payments (regardless of state of issue) on or after the Income Date if you take a Full Annuitization.

Overview of the
Contract

Principal Risks of
Investing In the

3. Purchase
Payments –
Purchase
Payment
Requirements

4. The Investment
Options’
Underlying Funds

5. Valuing Your
Contract

Appendix A –
Investment
Choices Available
Under the
Contract

Are There any Restrictions on Contract Benefits?
Yes, there are restrictions on Contract benefits.
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could end the benefit. Withdrawals that reduce both the Contract Value and the guaranteed value (either the total Purchase Payments adjusted for withdrawals if you have the Traditional GMDB; the 3% AIA, 5% AIA or MAV if you have an Enhanced
GMDB; or Total Payments or CV Plus if you have an Earnings Protection GMDB) to zero will end your selected death benefit.
• The deduction of financial adviser fees is in addition to this Contract's fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees are subject to withdrawal charges, will reduce the Contract Value on a dollar for dollar basis, and may reduce guaranteed values by more than the amount withdrawn. These reductions could be significant.
9. Benefits Available Under the Contract 11. Death Benefit
TAXES
What Are the Contract’s Tax Implications?
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan, 403(b), as an individual retirement annuity, or through a custodial individual retirement account, you do not get any additional tax benefit under the Contract.
• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
12. Taxes

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

	CONFLICTS OF INTEREST	Prospectus Location
How Are Investment Professionals Compensated?
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
6. Expenses – Commissions Paid to Dealers
Should I Exchange my Contract?
Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives.
However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own.
You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing
Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
13. Other Information – Distribution

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026

Appendix A – Investment Choices Available Under the Contract
Investment Options
The following includes information about the Funds available under the Contract. More information about the Funds is available in the Funds’ prospectuses, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to prospectus.request@allianzlife.com. Depending on the optional benefits you chose, you may not be able to invest in certain Investment Options.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Long-term capital appreciation with preservation of capital as an important consideration	AZL® Balanced Index Strategy Fund Adviser: Allianz Investment Management LLC	0.71%	13.34%	5.37%	6.88%
Long-term capital appreciation	AZL® DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.87%	15.03%	7.44%	7.91%
Exceed total return of the Bloomberg Capital U.S. Aggregate Bond Index	AZL® Enhanced Bond Index Fund Adviser: Allianz Investment Management LLC Subadviser: BlackRock Financial Management, Inc.	0.66%	6.86%	-0.72%	1.65%
High level of current income while maintaining prospects for capital appreciation	AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.71%	11.22%	6.11%	7.58%
High level of current income	AZL® Fidelity Institutional Asset Management® Total Bond Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.91%	7.64%	0.31%	2.85%
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.65%	3.70%	2.62%	1.57%

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.45%	31.04%	8.58%	8.65%
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.70%	30.72%	8.32%	7.67%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.35%	7.19%	8.76%	10.30%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.60%	6.90%	8.48%	10.22%
Long-term capital appreciation	AZL® Moderate Index Strategy Fund(1) Adviser: Allianz Investment Management LLC	0.68%	14.69%	6.55%	8.02%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.73%	10.70%	4.85%	5.95%
Long-term capital appreciation	AZL® MVP DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.87%	12.05%	6.85%	6.78%
High level of current income while maintaining prospects for capital appreciation	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.83%	7.91%	5.26%	5.83%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.69%	11.80%	7.67%	7.78%

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.44%	18.07%	15.02%	18.94%
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	17.79%	14.74%	17.47%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.44%	15.41%	11.00%	10.13%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.69%	15.11%	10.73%	9.86%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.25%	17.60%	14.15%	14.54%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.50%	17.33%	13.87%	14.25%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 1 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.36%	5.71%	6.93%	9.10%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.61%	5.46%	6.66%	9.20%

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026
Appendix A

Investment Objectives	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2025)
			1 Year	5 Years	10 Years
Total return which exceeds that of its benchmark	PIMCO Global Core Bond (Hedged) Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	1.13%	6.73%	0.78%	3.16%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.73%	8.90%	0.02%	2.36%
(1)
This Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
(2)
This Fund is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see Principal Risks of Investing in the Contract – Managed Volatility Investment Option Risk, or refer to the Fund’s prospectus.
Fixed Options
The following is a list of Fixed Options. Original Contracts offer the Fixed Account in most states as described in Appendix F. May 2003 Contracts and May 2006 Contracts offer the DCA Fixed Option as described in section 13, Other Information – Additional Services. We may offer new Fixed Options in the future. We will provide you with written notice before doing so.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	1 Contract Year	3%
DCA Fixed Option	6-months or 12-months	3%
EDGAR Contract ID No.: C000007179
ALT-020PP-USP

Allianz AlterityTM Variable Annuity Prospectus – May 1, 2026
Appendix A